Shareholders’ Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Shareholders’ Equity [Abstract]
SHAREHOLDERS' EQUITY

17. Shareholders’ equity

Ordinary shares

For the sake of undertaking a public offering of the Company’s ordinary shares, the Company has performed a series of re-organizing transactions resulting in 11,250,000 shares of ordinary shares issued and outstanding that have been retroactively restated to the beginning of the first period presented. The Company only has one single class of ordinary shares that are accounted for as permanent equity.

On April 22, 2024, the Company announced the closing of its IPO of 2,320,000 ordinary shares, US$0.0000625 par value per share at an offering price of US$4.00 per share for a total of US$9,280,000 in gross proceeds. The Company raised total net proceeds of HKD50,995,776 (US$6,565,106), which was reflected in the unaudited interim condensed consolidated statements of cash flows, after deducting underwriting discounts and commissions and offering expenses. The ordinary shares of the Company began trading on the Nasdaq Stock Market in the United States on April 23, 2024 under the Symbol “NCI”.

On July 14, 2024, the Company effected a share split at a ratio of 1-to-1.6. As a result of the share split, the Company now have 800,000,000 authorized ordinary shares with a par value of US$0.0000625 per ordinary share and 18,000,000 ordinary shares issued and outstanding as of the date hereof.

On March 3, 2025, the Company held an Extraordinary General Meeting and approved the authorized share capital of the Company shall be re-classified by re-classifying 780,000,000 shares of a par value of US$0.0000625 each as 780,000,000 class A ordinary shares of a par value of US$0.0000625 each (the “Class A Shares”, each such share carrying one (1) vote per share with all rights, restrictions and privileges remaining identical to the existing shares of the Company) and 20,000,000 shares of a par value of US$0.0000625 each as 20,000,000 class B shares of US$0.0000625 each (the “Class B Shares”, each such share carrying thirty (30) votes per share with such rights, restrictions and privileges as set out in the second amended and restated memorandum of association and articles of association of the Company so that the authorized share capital of the Company shall be changed from US$50,000 divided into 800,000,000 shares of a par value of US$0.0000625 each to US$50,000 divided into 800,000,000 shares of a par value of US$0.0000625 each comprised of 780,000,000 Class A Shares of a par value of US$0.0000625 each and 20,000,000 Class B Shares of a par value of US$0.0000625 each, such shares having the rights, restrictions and privileges as set out in the second amended and restated memorandum of association and articles of association of the Company.

On June 16, 2025, the Company effected a share consolidation at a ratio of 5-to-1. As a result of the share consolidation, the Company now have 156,000,000 authorized Class A ordinary shares with a par value of US$0.0003125 per ordinary share and 4,000,000 Class B ordinary shares with a par value of US$0.0003125 per ordinary share, and 3,464,000 Class A ordinary shares and 600,000 Class B ordinary shares issued and outstanding as of the date hereof.

17. Shareholders’ (DEFICIT) equity

Ordinary shares

For the sake of undertaking a public offering of the Company’s ordinary shares, the Company has performed a series of re-organizing transactions resulting in 11,250,000 shares of ordinary shares issued and outstanding that have been retroactively restated to the beginning of the first period presented. The Company only has one single class of ordinary shares that are accounted for as permanent equity.

On July 14, 2023, we effected a share split at a ratio of 1-to-1.6. As a result of the share split, we now have 800,000,000 authorized ordinary shares with a par value of US$0.0000625 per ordinary share and 18,000,000 ordinary shares issued and outstanding as of the date hereof.

On April 22, 2024, the Company announced the closing of its IPO of 2,320,000 ordinary shares, US$0.0000625 par value per share at an offering price of US$4.00 per share for a total of US$9,280,000 in gross proceeds. The Company raised total net proceeds of HK$50,995,776 (US$6,565,106), which was reflected in the consolidated statements of cash flows, after deducting underwriting discounts and commissions and offering expenses. The ordinary shares of the Company began trading on the Nasdaq Stock Market in the United States on April 23, 2024 under the Symbol “NCI”.